Subsequent Events (Details)	1 Months Ended
Feb. 28, 2019
Subsequent Event [Member]
Subsequent Events (Textual)
Board approved grants, descriptions	The Company’s Board approved the grant of 377,020 RSUs to certain employees, officers and Board members of the Company out of which 113,800 RSUs are subject to the approval of the shareholders. Such RSUs have vesting schedules of four years, commencing as of the date of grant.